                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09597

                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 7/31

Date of reporting period: 7/31/2003

ITEM 1:  Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
     REPORT

  LORD ABBETT
  LARGE-CAP GROWTH FUND


  FOR THE YEAR ENDED JULY 31, 2003

LORD ABBETT LARGE-CAP GROWTH FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Lord Abbett Large-Cap Growth Fund's (the "Fund") strategies and performance for the fiscal year ended July 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

MARKET REVIEW(1)

    The Fund's fiscal year began with low expectations as a result of the downward economic revisions experienced during an extremely negative third quarter of 2002. But, as the third quarter progressed, economic data began to reveal some positive news. As the economy moved toward the end of 2002, corporations appeared to be overly cautious. Concerns existed that corporate earnings would not improve as rapidly as anticipated, and economic growth would continue at a slower-than-expected pace. In addition, higher oil prices and the threat of international conflict weighed on investor confidence and economic recovery.

    In November 2002, the Federal Reserve Board (the "Fed") surprised the markets with a 50 basis point cut in the fed funds rate--its twelfth cut in two years. As the new year approached, investors seemed more willing to take on risk to achieve higher returns, providing a boost to the corporate bond market.

    War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the new year. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and announcing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last seven months, reaching 6.2% by July. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

    On June 25, 2003 the Fed cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth.

    Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

FUND REVIEW(1)

    The Fund returned 9.7%(2) for the fiscal year ended July 31, 2003, underperforming its benchmark, the Russell 1000(R) Growth Index(3), which returned 11.6% for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR 1 YEAR AND SINCE INCEPTION (12/30/99) WERE -5.27%, AND -24.26%, RESPECTIVELY, AS OF JUNE 30, 2003(4). FOR ADDITIONAL PERFORMANCE INFORMATION PLEASE SEE PAGE 4.

    On the negative side, stock selection in the technology sector hurt Fund performance as declining sales, higher expenses and strong price competition hurt Fund holdings. In addition, stock selection in the consumer staple sector detracted from performance, as consumer-related stores in the drug industry declined as rising operating expense hurt margins and profits.

    The Fund benefited from stock selection in the consumer discretionary sector where holdings in consumer, internet-related companies appreciated. In addition, Fund performance was aided from positions in large conglomerate companies that benefited from a weaker U.S. dollar and increased sales.


Past performance is no guarantee of future results.
(1) The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the fiscal year ended July 31, 2003.
(3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Growth Index does not reflect deduction of fees or expenses. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000(R) Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                    THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES) AT    RUSSELL 1000(R)
                    AT NET ASSET VALUE          MAXIMUM OFFERING PRICE(1)       GROWTH INDEX(2)
        30-Dec-99                    $ 10,000                        $ 9,425           $ 10,000
        3/31/2000                    $ 10,501                        $ 9,897           $ 10,713
        6/30/2000                    $ 10,037                        $ 9,460           $ 10,424
        9/30/2000                    $  9,842                        $ 9,276           $  9,863
       12/31/2000                    $  7,754                        $ 7,308           $  7,757
        3/31/2001                    $  5,771                        $ 5,439           $  6,136
        6/30/2001                    $  6,172                        $ 5,817           $  6,653
        9/30/2001                    $  4,617                        $ 4,351           $  5,361
       12/31/2001                    $  5,483                        $ 5,167           $  6,173
        3/31/2002                    $  5,120                        $ 4,825           $  6,013
        6/30/2002                    $  3,993                        $ 3,764           $  4,890
        9/30/2002                    $  3,351                        $ 3,159           $  4,154
       12/31/2002                    $  3,547                        $ 3,343           $  4,452
        3/31/2003                    $  3,565                        $ 3,360           $  4,404
        6/30/2003                    $  4,012                        $ 3,781           $  5,034
        31-Jul-03                    $  4,105                        $ 3,869           $  5,159

                              FISCAL YEAR-END 7/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                 SALES CHARGE FOR THE PERIOD ENDED JULY 31, 2003

                                   1 YEAR   LIFE OF CLASS
                CLASS A(3)          3.28%          -23.27%
                CLASS B(4)          5.11%          -23.14%
                CLASS C(5)          9.11%          -22.48%
                CLASS P(6)          9.93%          -21.89%
                CLASS Y(7)          8.75%          -22.28%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect any fees or expenses. The performance of the Index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2003 using the SEC-required uniform method to compute total return. The Class A shares were first offered on December 30, 1999.
(4) The Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.
(5) The Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) The Class P shares were first offered on December 30, 1999. Performance is at net asset value.
(7) The Class Y shares were first offered on December 30, 1999. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 99.14%

BANKS: NEW YORK CITY 0.31%
J.P. Morgan Chase & Co.                                     8,000   $        280
                                                                    ------------

BANKS: OUTSIDE NEW YORK CITY 2.14%
Bank of America Corp.                                       6,800            562
MBNA Corp.                                                 30,600            682
Wells Fargo & Co.                                          14,000            707
                                                                    ------------
TOTAL                                                                      1,951
                                                                    ------------

BEVERAGE: BREWERS 0.86%
Anheuser-Busch Cos., Inc.                                  15,096            782
                                                                    ------------

BEVERAGE: SOFT DRINKS 2.36%
PepsiCo, Inc.                                              35,000          1,612
The Coca-Cola Co.                                          12,000            540
                                                                    ------------
TOTAL                                                                      2,152
                                                                    ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 2.97%
Amgen, Inc.*                                               27,183          1,891
Genentech, Inc.*                                           10,100            816
                                                                    ------------
TOTAL                                                                      2,707
                                                                    ------------

CABLE TELEVISION SERVICES 1.30%
EchoStar
Communications Corp.*                                       7,200            261
Viacom, Inc.*                                              21,150            921
                                                                    ------------
TOTAL                                                                      1,182
                                                                    ------------

COMMUNICATIONS & MEDIA 0.73%
AOL Time Warner, Inc.*                                     43,000            663
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 0.35%
UTStarcom, Inc.*^                                           7,500            319
                                                                    ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 8.07%
Amdocs Ltd.*(a)                                            12,000   $        245
Check Point Software Technologies Ltd.*^(a)                 5,000             89
IPass, Inc.*                                               10,000            182
Microsoft Corp.                                           160,800          4,245
Oracle Corp.*                                              92,000          1,104
PeopleSoft, Inc.*                                          10,100            168
QLogic Corp.*                                               1,500             63
SAP AG ADR                                                 24,000            705
Symantec Corp.*                                             5,028            235
Veritas Software Corp.*                                    10,500            323
                                                                    ------------
TOTAL                                                                      7,359
                                                                    ------------

COMPUTER TECHNOLOGY 8.56%
Cisco Systems, Inc.*                                      155,000          3,025
Dell, Inc.*                                                48,867          1,646
EMC Corp.*                                                 39,500            420
Hewlett-Packard Co.                                        13,000            275
International Business Machines Corp.                      23,874          1,940
NETGEAR, Inc.*                                              4,840             86
Network Appliance, Inc.*                                   12,000            192
Seagate Technology*(a)                                     10,000            218
                                                                    ------------
TOTAL                                                                      7,802
                                                                    ------------

CONSUMER ELECTRONICS 1.48%
Electronic Arts, Inc.*                                      8,000            672
Yahoo!, Inc.*                                              21,750            677
                                                                    ------------
TOTAL                                                                      1,349
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES 4.39%
Accenture Ltd. Class A*(a)                                  8,700            169
American Express Co.                                       27,500          1,215
Citigroup, Inc.                                            31,900          1,429

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                                 12,500   $        620
Morgan Stanley                                             12,031            571
                                                                    ------------
TOTAL                                                                      4,004
                                                                    ------------

DIVERSIFIED MANUFACTURING 0.14%
Corning, Inc.*                                             16,000            130
                                                                    ------------

DRUG & GROCERY STORE CHAINS 0.94%
Walgreen Co.                                               28,500            853
                                                                    ------------

DRUGS & PHARMACEUTICALS 16.85%
Abbott Laboratories                                        28,100          1,103
Biovail Corp.*^(a)                                         11,500            442
Cardinal Health, Inc.                                      16,700            914
Chiron Corp.*                                               9,600            438
Eli Lilly & Co.                                            23,200          1,527
Forest Laboratories, Inc.*                                  8,200            393
Gilead Sciences, Inc.*                                      8,800            603
Johnson & Johnson                                          45,992          2,382
Merck & Co., Inc.                                          20,800          1,150
Pfizer, Inc.                                              133,200          4,444
Teva Pharmaceutical Industries Ltd. ADR                     8,500            487
Wyeth                                                      32,520          1,482
                                                                    ------------
TOTAL                                                                     15,365
                                                                    ------------

ELECTRICAL: HOUSEHOLD APPLIANCE 0.69%
Best Buy Co., Inc.*                                        14,500            633
                                                                    ------------

ELECTRONICS: MEDICAL SYSTEMS 1.58%
Medtronic, Inc.                                            28,050          1,445
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS 6.32%
Analog Devices, Inc.*                                       7,500            285
Broadcom Corp.*                                             6,500            132
Intel Corp.                                               134,200   $      3,348
Jabil Circuit, Inc.*                                        9,000            207
Linear Technology Corp.                                     7,400            273
Marvell Technology Group*(a)                                7,500            264
Maxim Integrated Products                                   6,800            266
Texas Instruments, Inc.                                    40,000            755
Xilinx, Inc.*                                               9,000            236
                                                                    ------------
TOTAL                                                                      5,766
                                                                    ------------

ELECTRONICS: TECHNOLOGY 0.43%
Motorola, Inc.                                             43,000            389
                                                                    ------------

FINANCE: SMALL LOAN 0.70%
SLM Corp.                                                  15,300            634
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.43%
First Data Corp.                                           17,400            657
Fiserv, Inc.*                                              11,000            429
Paychex, Inc.                                               6,700            218
                                                                    ------------
TOTAL                                                                      1,304
                                                                    ------------

GOVERNMENT SPONSORED ENTERPRISE 1.86%
Federal National Mortgage Assoc.                           26,552          1,700
                                                                    ------------

HEALTHCARE FACILITIES 0.52%
HCA, Inc.                                                   9,097            321
Quest Diagnostics, Inc.*                                    2,500            149
                                                                    ------------
TOTAL                                                                        470
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 1.84%
UnitedHealth Group, Inc.                                   18,000            938
WellPoint Health Networks, Inc.*                            8,900            744
                                                                    ------------
TOTAL                                                                      1,682
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
HOMEBUILDING 0.61%
Lennar Corp. Class A^                                       8,500   $        554
                                                                    ------------

INSURANCE: MULTI-LINE 2.33%
AFLAC, Inc.                                                 9,200            295
American Int'l. Group, Inc.                                28,470          1,828
                                                                    ------------
TOTAL                                                                      2,123
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.81%
Biomet, Inc.                                               11,450            339
Boston Scientific Corp.*                                    9,597            607
St. Jude Medical, Inc.*                                     6,400            343
Zimmer Holdings, Inc.*                                      7,500            359
                                                                    ------------
TOTAL                                                                      1,648
                                                                    ------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY 0.27%
Scripps Co.                                                 3,000            249
                                                                    ------------

MULTI-SECTOR COMPANIES 4.92%
3M Co.                                                      7,800          1,094
General Electric Co.                                      119,318          3,393
                                                                    ------------
TOTAL                                                                      4,487
                                                                    ------------

OIL: INTEGRATED INTERNATIONAL 0.35%
Exxon Mobil Corp.                                           9,000            320
                                                                    ------------

PRODUCTION TECHNOLOGY EQUIPMENT 1.52%
Applied Materials, Inc.*                                   46,050            898
KLA-Tencor Corp.*^                                          9,500            491
                                                                    ------------
TOTAL                                                                      1,389
                                                                    ------------

RADIO & TV BROADCASTERS 0.57%
Clear Channel Communications, Inc.*                        12,774            523
                                                                    ------------

RESTAURANTS 1.10%
Starbucks Corp.*                                           20,350   $        556
Yum! Brands, Inc.*                                         15,000            449
                                                                    ------------
TOTAL                                                                      1,005
                                                                    ------------

RETAIL 9.94%
Amazon.com, Inc.*                                          13,000            542
Bed Bath & Beyond, Inc.*                                   11,000            427
Costco Wholesale Corp.*                                    13,200            489
Kohl's Corp.*                                              14,557            864
Lowe's Cos., Inc.                                          22,600          1,075
Target Corp.                                               27,800          1,065
The Home Depot, Inc.                                       43,250          1,349
TJX Cos., Inc.                                             24,000            467
Wal-Mart Stores, Inc.                                      49,750          2,782
                                                                    ------------
TOTAL                                                                      9,060
                                                                    ------------

SAVINGS & LOAN 0.97%
Washington Mutual, Inc.                                    22,400            884
                                                                    ------------

SECURITIES BROKERAGE & SERVICES 0.54%
Lehman Brothers Holdings, Inc.                              7,750            490
                                                                    ------------

SERVICES: COMMERCIAL 1.62%
eBay, Inc.*                                                11,750          1,260
InterActiveCorp.*^                                          5,300            214
                                                                    ------------
TOTAL                                                                      1,474
                                                                    ------------

SHOES 0.31%
NIKE, Inc. Class B                                          5,500            285
                                                                    ------------

SOAPS & HOUSEHOLD CHEMICALS 2.58%
Colgate-Palmolive Co.                                      13,100            715
Gillette Co.                                               11,000            339
The Procter & Gamble Co.                                   14,750          1,296
                                                                    ------------
TOTAL                                                                      2,350
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
TEXTILES APPAREL MANUFACTURERS 0.38%
Coach, Inc.*                                                6,600   $        350
                                                                    ------------

TOBACCO 0.55%
Altria Group, Inc.                                         12,500            500
                                                                    ------------

TRANSPORTATION MISCELLANEOUS 0.30%
Harley-Davidson, Inc.                                       5,900            277
                                                                    ------------

UTILITIES: CABLE TV & RADIO 0.37%
Comcast Corp.*                                             11,100            337
                                                                    ------------

UTILITIES: TELECOMMUNICATIONS 1.28%
Nextel Communications, Inc.*                               24,000            438
QUALCOMM, Inc.                                             19,500            731
                                                                    ------------
TOTAL                                                                      1,169
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $94,203,651)                                                      90,395
                                                                    ============

SHORT-TERM INVESTMENTS 1.68%

COLLATERAL FOR SECURITIES ON LOAN 1.08%
State Street Navigator Securities Lending
  Prime Portfolio, 1.03%(b)                               988,700   $        989
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
REPURCHASE AGREEMENT 0.60%

Repurchase Agreement dated 7/31/2003, 1.05% due
  8/1/2003 with State Street Bank & Trust Co.
  collateralized by $555,000 of Federal National
  Mortgage Assoc. at 1.875% due 2/15/2005;
  value: $561,532; proceeds: $547,702                $        548            548
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,536,386)                                                        1,537
                                                                    ============

TOTAL INVESTMENTS
  100.82% (Cost $95,740,037)                                        $     91,932
                                                                    ============

  * Non-income producing security.
  ^ All (or a portion) of security on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Rate shown reflects 7 day yield as of July 31, 2003.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

ASSETS:
  Investment in securities, at value (cost $95,740,037)        $   91,931,570
  Receivables:
    Interest and dividends                                             62,612
    Investment securities sold                                        789,270
    Capital shares sold                                               318,642
  Prepaid expenses and other assets                                    36,948
-----------------------------------------------------------------------------
  TOTAL ASSETS                                                     93,139,042
-----------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                           988,700
  Payables:
    Investment securities purchased                                   568,246
    Capital shares reacquired                                          89,102
    Management fee                                                     60,871
    12b-1 distribution fees                                            62,188
    Fund administration                                                 7,976
    Trustees' fees                                                      8,970
  Accrued expenses                                                    172,286
-----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 1,958,339
=============================================================================
NET ASSETS                                                     $   91,180,703
=============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $  166,566,830
Accumulated net investment loss                                        (8,970)
Accumulated net realized loss on investments                      (71,568,690)
Net unrealized depreciation on investments                         (3,808,467)
-----------------------------------------------------------------------------
NET ASSETS                                                     $   91,180,703
=============================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $   65,177,458
Class B Shares                                                 $   15,452,337
Class C Shares                                                 $   10,549,915
Class P Shares                                                 $       501.36
Class Y Shares                                                 $       491.60

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                     14,773,075
Class B Shares                                                      3,584,465
Class C Shares                                                      2,449,012
Class P Shares                                                         113.13
Class Y Shares                                                         112.89

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         4.41
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                 $         4.68
Class B Shares-Net asset value                                 $         4.31
Class C Shares-Net asset value                                 $         4.31
Class P Shares-Net asset value                                 $         4.43
Class Y Shares-Net asset value                                 $         4.35
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2003

INVESTMENT INCOME:
Dividends                                                           $      730,286
Interest                                                                    25,321
Securities lending-net                                                       1,439
Foreign withholding tax                                                       (610)
----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    756,436
----------------------------------------------------------------------------------
EXPENSES:
Management fee                                                             569,860
12b-1 distribution plan-Class A                                            222,253
12b-1 distribution plan-Class B                                            117,918
12b-1 distribution plan-Class C                                             75,400
12b-1 distribution plan-Class P                                                  3
Shareholder servicing                                                      492,514
Professional                                                                45,737
Reports to shareholders                                                     54,580
Fund accounting                                                             10,837
Fund administration                                                         25,819
Custody                                                                     12,752
Trustees' fees                                                               3,135
Registration                                                                53,347
Securities lending                                                             466
----------------------------------------------------------------------------------
Gross expenses                                                           1,684,621
  Expense reductions                                                        (1,170)
----------------------------------------------------------------------------------
NET EXPENSES                                                             1,683,451
----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                       (927,015)
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                       (27,860,887)
Net change in unrealized appreciation/depreciation on investments       36,548,923
==================================================================================
NET REALIZED AND UNREALIZED GAIN                                         8,688,036
==================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    7,761,021
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                    JULY 31, 2003     JULY 31, 2002
OPERATIONS:
Net investment loss                                                 $     (927,015)   $   (1,298,660)
Net realized loss on investments                                       (27,860,887)      (30,129,949)
Net change in unrealized appreciation/depreciation on investments       36,548,923        (9,107,063)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          7,761,021       (40,535,672)
====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       32,212,353        48,249,246
Cost of shares reacquired                                              (21,229,979)      (29,462,103)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                       10,982,374        18,787,143
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                   18,743,395       (21,748,529)
====================================================================================================
NET ASSETS:
Beginning of year                                                       72,437,308        94,185,837
----------------------------------------------------------------------------------------------------
END OF YEAR                                                         $   91,180,703    $   72,437,308
====================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                     $       (8,970)   $      (40,144)
====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
                                                             2003           2002           2001          7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     4.02     $     6.33     $    10.57     $        10.00
                                                          ==========     ==========     ==========     ==============
Investment operations:
  Net investment loss(a)                                        (.04)          (.07)          (.08)              (.05)
  Net realized and unrealized gain (loss)                        .43          (2.24)         (4.14)               .62
                                                          ----------     ----------     ----------     --------------
    Total from investment operations                             .39          (2.31)         (4.22)               .57
                                                          ----------     ----------     ----------     --------------
Distributions to shareholders from net realized gain               -              -           (.02)                 -
                                                          ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                            $     4.41     $     4.02     $     6.33     $        10.57
                                                          ==========     ==========     ==========     ==============

Total Return(b)                                                 9.70%        (36.49)%       (39.96)%             5.70%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waivers and expense reductions            2.06%          2.02%          1.68%               .82%(c)
  Expenses, excluding waivers and expense reductions            2.06%          2.02%          1.69%              1.12%(c)
  Net investment loss                                          (1.06)%        (1.29)%        (1.01)%             (.44)%(c)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
SUPPLEMENTAL DATA:                                           2003           2002           2001          7/31/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   65,178     $   56,665     $   78,064     $       83,703
  Portfolio turnover rate                                      47.02%         42.08%         36.53%             14.66%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
                                                             2003           2002           2001          7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     3.95     $     6.26     $    10.51     $        10.00
                                                          ==========     ==========     ==========     ==============
Investment operations:
  Net investment loss(a)                                        (.07)          (.10)          (.13)              (.07)
  Net realized and unrealized gain (loss)                        .43          (2.21)         (4.10)               .58
                                                          ----------     ----------     ----------     --------------
    Total from investment operations                             .36          (2.31)         (4.23)               .51
                                                          ----------     ----------     ----------     --------------
Distributions to shareholders from net realized gain               -              -           (.02)                 -
                                                          ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                            $     4.31     $     3.95     $     6.26     $        10.51
                                                          ==========     ==========     ==========     ==============

Total Return(b)                                                 9.11%        (36.90)%       (40.34)%             5.20%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             2.67%          2.63%          2.29%              1.07%(c)
  Expenses, excluding waiver and expense reductions             2.67%          2.63%          2.30%              1.53%(c)
  Net investment loss                                          (1.67)%        (1.92)%        (1.64)%             (.68)%(c)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
SUPPLEMENTAL DATA:                                           2003           2002           2001          7/31/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   15,452     $   10,041     $   11,522     $        8,046
  Portfolio turnover rate                                      47.02%         42.08%         36.53%             14.66%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
                                                             2003           2002           2001          7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     3.95     $     6.25     $    10.51     $        10.00
                                                          ==========     ==========     ==========     ==============
Investment operations:
  Net investment loss(a)                                        (.07)          (.10)          (.13)              (.07)
  Net realized and unrealized gain (loss)                        .43          (2.20)         (4.11)               .58
                                                          ----------     ----------     ----------     --------------
    Total from investment operations                             .36          (2.30)         (4.24)               .51
                                                          ----------     ----------     ----------     --------------
Distributions to shareholders from net realized gain               -              -           (.02)                 -
                                                          ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                            $     4.31     $     3.95     $     6.25     $        10.51
                                                          ==========     ==========     ==========     ==============

Total Return(b)                                                 9.11%        (36.80)%       (40.44)%             5.20%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             2.67%          2.63%          2.34%              1.01%(c)
  Expenses, excluding waiver and expense reductions             2.67%          2.63%          2.35%              1.53%(c)
  Net investment loss                                          (1.67)%        (1.91)%        (1.69)%             (.61)%(c)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
SUPPLEMENTAL DATA:                                           2003           2002           2001          7/31/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $   10,550     $    5,731     $    4,598     $        2,066
  Portfolio turnover rate                                      47.02%         42.08%         36.53%             14.66%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
                                                             2003           2002           2001          7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     4.03     $     6.32     $    10.53     $        10.00
                                                          ==========     ==========     ==========     ==============
Investment operations:
  Net investment loss(a)                                        (.03)          (.05)          (.07)              (.05)
  Net realized and unrealized gain (loss)                        .43          (2.24)         (4.12)               .58
                                                          ----------     ----------     ----------     --------------
    Total from investment operations                             .40          (2.29)         (4.19)               .53
                                                          ----------     ----------     ----------     --------------
Distributions to shareholders from net realized gain               -              -           (.02)                 -
                                                          ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                            $     4.43     $     4.03     $     6.32     $        10.53
                                                          ==========     ==========     ==========     ==============

Total Return(b)                                                 9.93%        (36.23)%       (39.83)%             5.30%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             2.12%+         2.08%          1.74%               .87%(c)
  Expenses, excluding waiver and expense reductions             2.12%+         2.08%          1.75%              1.19%(c)
  Net investment loss                                          (1.12)%+       (1.35)%        (1.08)%             (.43)%(c)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
SUPPLEMENTAL DATA:                                           2003           2002           2001          7/31/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $        1     $        -(e)  $        1     $            1
  Portfolio turnover rate                                      47.02%         42.08%         36.53%             14.66%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
                                                             2003           2002           2001          7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     4.00     $     6.31     $    10.54     $        10.00
                                                          ==========     ==========     ==========     ==============
Investment operations:
  Net investment loss(a)                                        (.07)          (.08)          (.08)              (.01)
  Net realized and unrealized gain (loss)                        .42          (2.23)         (4.13)               .55
                                                          ----------     ----------     ----------     --------------
    Total from investment operations                             .35          (2.31)         (4.21)               .54
                                                          ----------     ----------     ----------     --------------
Distributions to shareholders from net realized gain               -              -           (.02)                 -
                                                          ----------     ----------     ----------     --------------
NET ASSET VALUE, END OF PERIOD                            $     4.35     $     4.00     $     6.31     $        10.54
                                                          ==========     ==========     ==========     ==============

Total Return(b)                                                 8.75%        (36.61)%       (39.98)%             5.40%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             1.67%+         1.63%          1.29%               .59%(c)
  Expenses, excluding waiver and expense reductions             1.67%+         1.63%          1.30%               .90%(c)
  Net investment loss                                           (.67)%+        (.87)%         (.58)%             (.11)%(c)

                                                                       YEAR ENDED 7/31                 12/15/1999(d)
                                                          ----------------------------------------          TO
SUPPLEMENTAL DATA:                                           2003           2002           2001          7/31/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                           $        -(e)  $        -(e)  $        1     $            1
  Portfolio turnover rate                                      47.02%         42.08%         36.53%             14.66%
=====================================================================================================================

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations on December 15, 1999; SEC effective date and date shares first became available to the public is December 30, 1999.
(e)  Amount represents less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at and agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.


3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of 0.75%.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                           CLASS A          CLASS B       CLASS C        CLASS P
-----------------------------------------------------------------------------------
Service                          .25%             .25%          .25%           .20%
Distribution                     .10%(1)(2)       .75%          .75%           .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) Until January 1, 2003, the Fund paid an incremental marketing fee of approximately .03% of average daily net assets attributable to Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the year ended July 31, 2003:

DISTRIBUTOR       DEALERS'
COMMISSIONS    CONCESSIONS
--------------------------
$  58,222       $  335,308

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.


4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of July 31, 2003, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Capital loss carryforwards*              $  (61,235,073)
Temporary differences                        (4,798,311)
Unrealized losses - net                      (9,352,743)
-------------------------------------------------------
   Total accumulated losses - net        $  (75,386,127)
=======================================================

* At July 31, 2003, the capital loss carryforwards along with the related expiration dates are as follows:

       2010              2011            TOTAL
-------------------------------------------------
  $  13,538,523    $  47,696,550    $  61,235,073

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $4,789,341 during fiscal 2003.

As of July 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                                  $  101,284,313
--------------------------------------------------------
Gross unrealized gain                          6,536,011
Gross unrealized loss                        (15,888,754)
--------------------------------------------------------
   Net unrealized security loss           $   (9,352,743)
========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2003, have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET         PAID-IN
INVESTMENT LOSS         CAPITAL
-------------------------------
$  958,189          $  (958,189)


5.  PORTFOLIO SECURITIES TRANSACTIONS

As of July 31, 2003, the value of securities loaned is $1,219,280. These loans are collateralized by cash of $988,700, which is invested in a restricted money market account, and U.S. Treasury securities with a value of $236,250, for a total of $1,224,950. In accordance with the Fund's Security Lending Authorization Agreement, additional collateral was received by the Fund on August 1, 2003, the first business day following July 31, 2003. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $683. Fees of $217 for the period January 1, 2003 to July 31, 2003 have been netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2003 are as follows:

PURCHASES                   SALES
---------------------------------
$  44,164,429       $  35,208,482

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2003.


6.  TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.


7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. As of July 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.


9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions, relating to portfolio transactions and calculating the Fund's net asset value.


10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect fund performance.


11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has an unlimited number of authorized shares of beneficial interest.

                                                  YEAR ENDED                          YEAR ENDED
                                               JULY 31, 2003                       JULY 31, 2002
------------------------------------------------------------------------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                      4,734,716    $   18,975,565         6,501,782    $   34,950,631
Shares reacquired               (4,060,644)      (16,055,071)       (4,744,631)      (23,960,082)
------------------------------------------------------------------------------------------------
Increase                           674,072    $    2,920,494         1,757,151    $   10,990,549
------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                      1,910,525    $    7,468,325         1,403,563    $    7,361,337
Shares reacquired                 (867,222)       (3,347,856)         (704,334)       (3,438,233)
------------------------------------------------------------------------------------------------
Increase                         1,043,303    $    4,120,469           699,229    $    3,923,104
------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                      1,472,944    $    5,768,463         1,127,206    $    5,937,278
Shares reacquired                 (475,199)       (1,827,052)         (411,396)       (2,063,788)
------------------------------------------------------------------------------------------------
Increase                           997,745    $    3,941,411           715,810    $    3,873,490
------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------
Shares reacquired                    (0.01)   $        (0.04)                -    $            -
------------------------------------------------------------------------------------------------
Decrease                             (0.01)   $        (0.04)                -    $            -
------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT LARGE-CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Large-Cap Growth Fund (the "Fund"), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
September 23, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE          PRINCIPAL OCCUPATION                   OTHER
DATE OF BIRTH                    WITH FUND             DURING PAST FIVE YEARS              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Trustee and              Managing Partner and Chief         N/A
Lord, Abbett & Co. LLC      Chairman since 1999      Investment Officer of Lord
90 Hudson Street                                     Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT TRUSTEES

The following outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE             PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                   WITH TRUST                DURING PAST FIVE YEARS           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW           Trustee since 1999       Managing General Partner,          Currently serves as
Bigelow Media, LLC                                   Bigelow Media, LLC (since 2000);   director of Adelphia
41 Madison Ave.,                                     Senior Adviser, Time Warner Inc.   Communications
Suite 3810                                           (1998 - 2000); Acting Chief        Corp., Crane Co. and
New York, NY                                         Executive Officer of Courtroom     Huttig Building
Date of Birth: 10/22/1941                            Television Network (1997 -         Products Inc.
                                                     1998); President and Chief
                                                     Executive Officer of Time Warner
                                                     Cable Programming, Inc. (1991 -
                                                     1997).

WILLIAM H.T. BUSH           Trustee since 1999       Co-founder and Chairman of the     Currently serves as
Bush-O'Donnell & Co., Inc.                           Board of the financial advisory    director of
101 South Hanley Road                                firm of Bush-O'Donnell & Company   Wellpoint Health
Suite 1250                                           (since 1986).                      Network, Inc., DT
St. Louis, MO                                                                           Industries Inc., and
Date of Birth: 7/14/1938                                                                Engineered Support
                                                                                        Systems, Inc.

                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                   WITH TRUST               DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.      Trustee since 1999       Managing Director of Monitor       Currently serves as
Monitor Clipper Partners                             Clipper Partners (since 1997)      director of
650 Madison Ave. 9th Fl.                             and President of Clipper Asset     Avondale, Inc. and
New York, NY                                         Management Corp. (since 1991),     Interstate Bakeries
Date of Birth: 10/25/1942                            both private equity investment     Corp.
                                                     funds.

STEWART S. DIXON            Trustee since 1999;      Partner in the law firm of         N/A
Wildman, Harrold,           retired 12/31/2002       Wildman, Harrold, Allen & Dixon
Allen & Dixon                                        (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS           Trustee since 2000       Senior Advisor (since April        Currently serves as
Houlihan Lokey                                       2003) and Former Chief Executive   director of Adolph
Howard & Zukin                                       Officer of Houlihan Lokey Howard   Coors Company.
685 Third Ave.                                       & Zukin, an investment bank
New York, NY                                         (January 2002 - April 2003);
Date of Birth: 7/30/1947                             Chairman of Warburg Dillon Read
                                                     (1999 - 2000); Global Head of
                                                     Corporate Finance of SBC Warburg
                                                     Dillon Read (1997 - 1999); Chief
                                                     Executive Officer of Dillon,
                                                     Read & Co. (1994 - 1997).

C. ALAN MACDONALD           Trustee since 1999       Retired - General Business and     Currently serves as
415 Round Hill Road                                  Governance Consulting (since       director of
Greenwich, CT                                        1992); formerly President and      Fountainhead Water
Date of Birth: 5/19/1933                             CEO of Nestle Foods.               Company, Lincoln
                                                                                        Snacks, H.J. Baker,
                                                                                        and Seix Fund, Inc.*

THOMAS J. NEFF              Trustee since 1999       Chairman of Spencer Stuart, an     Currently serves as
Spencer Stuart                                       executive search consulting firm   director of Ace,
277 Park Avenue                                      (since 1996); President of         Ltd. and Exult, Inc.
New York, NY                                         Spencer Stuart (1979 - 1996).
Date of Birth: 10/2/1937

                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE            PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                   WITH TRUST               DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III           Trustee since 2002;      President and CEO of               Currently serves as
80 Pinckney Street          retired 3/3/2003         LandingPoint Capital (since        Chairman of
Boston, MA                                           2002); Chairman and CEO of         Rockefeller
Date of Birth: 3/5/1943                              United Asset Management            Foundation, Director
                                                     Corporation (2000 to 2001);        of Nashua Corp. and
                                                     Chairman and CEO of UNUM           SteelPoint
                                                     Provident Corporation (1999 -      Technologies.
                                                     merger); Chairman and CEO of
                                                     UNUM Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

   NAME AND                  CURRENT POSITION       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
(DATE OF BIRTH)                  WITH FUND         OF CURRENT POSITION    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------
ROBERT S. DOW            Chief Executive           Elected in 1999        Managing Partner and
(3/8/1945)               Officer and President                            Chief Investment
                                                                          Officer of Lord Abbett
                                                                          since 1996.

ROBERT G. MORRIS         Vice President            Elected in 1999        Partner and Director of
(11/6/1944)                                                               Equity Investments,
                                                                          joined Lord Abbett in
                                                                          1991.

TRACIE E. AHERN          Vice President and        Elected in 1999        Partner and Director of
(1/12/1968)              Treasurer                                        Portfolio Accounting
                                                                          and Operations, joined
                                                                          Lord Abbett in 1999,
                                                                          prior thereto Vice
                                                                          President - Head of
                                                                          Fund Administration of
                                                                          Morgan Grenfell.

JOAN A. BINSTOCK         Chief Financial           Elected in 1999        Partner and Chief
(3/4/1954)               Officer and Vice                                 Operations Officer,
                         President                                        joined Lord Abbett in
                                                                          1999, prior thereto
                                                                          Chief Operating Officer
                                                                          of Morgan Grenfell.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

   NAME AND                CURRENT POSITION         LENGTH OF SERVICE      PRINCIPAL OCCUPATION
(DATE OF BIRTH)                WITH FUND           OF CURRENT POSITION    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------
DANIEL E. CARPER         Vice President            Elected in 1999        Partner, joined Lord
(1/22/1952)                                                               Abbett in 1979.

PAUL A. HILSTAD          Vice President and        Elected in 1999        Partner and General
(12/13/1942)             Secretary                                        Counsel, joined Lord
                                                                          Abbett in 1995.

LAWRENCE H. KAPLAN       Vice President and        Elected in 1999        Partner and Deputy
(1/16/1957)              Assistant Secretary                              General Counsel, joined
                                                                          Lord Abbett in 1997.

A. EDWARD OBERHAUS, III  Vice President            Elected in 1999        Partner and Manager of
(12/21/1959)                                                              Equity Trading, joined
                                                                          Lord Abbett in 1983.

CHRISTINA T. SIMMONS     Vice President and        Elected in 2000        Assistant General
(11/12/1957)             Assistant Secretary                              Counsel, joined Lord
                                                                          Abbett in 1999,
                                                                          formerly Assistant
                                                                          General Counsel of
                                                                          Prudential Investments
                                                                          from 1998 to 1999,
                                                                          prior thereto Counsel
                                                                          of Drinker, Biddle &
                                                                          Reath LLP, a law firm.

ROSELIA ST. LOUIS        Vice President            Elected in 2000        Assistant Investment
(1/1/1967)                                                                Manager, joined Lord
                                                                          Abbett in 2000, prior
                                                                          thereto Assistant
                                                                          Portfolio Manager of
                                                                          United Church Pension
                                                                          Boards.

BERNARD J. GRZELAK       Assistant Treasurer       Elected in 2003        Director of Fund
(6/12/1971)                                                               Administration, joined
                                                                          Lord Abbett in 2003,
                                                                          formerly Vice
                                                                          President, Lazard Asset
                                                                          Management from 2000 to
                                                                          2003, prior thereto
                                                                          Manager of Deloitte &
                                                                          Touche LLP.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Trustees. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

[LORD ABBETT(R) LOGO]


      This report when not used for the general
  information of shareholders of the Fund is to be
  distributed only if preceded or accompanied by a       Lord Abbett Large-Cap Growth Fund
              current Fund prospectus.

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                           LALCG-2-703
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                   (9/03)

ITEM 2:  Code of Ethics.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on July 31, 2003 (the "Period").

       (b)  Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e)  Not applicable.

       (f)  See Item 10(a) concerning the filing of the Code of Ethics.


ITEM 3:  Audit Committee Financial Expert.

       The Registrant's Board of Trustees has determined that each of the independent Trustees who comprise the audit committee are audit committee financial experts. The members of the audit committee are E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4:  Principal Accountant Fees and Services.
               Not applicable.

ITEM 5:  Audit Committee of Listed Registrants
               Not applicable.

ITEM 6:  [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
               Not applicable.

ITEM 8:  [Reserved]

ITEM 9:  Controls and Procedures.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 26, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10: Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of
            EX-99.CODEETH.

ITEM 10(b):
  (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT LARGE-CAP GROWTH FUND


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 26, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT LARGE-CAP GROWTH FUND


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 26, 2003